Goodwill and intangibles (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	£ 1,058	£ 894
Present value of in-force long-term insurance business
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	985	811
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	73	83
Software | Internally generated
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	68	77
Additions other than through business combinations, intangible assets other than goodwill	22	46
Impairment loss recognised in profit or loss, intangible assets other than goodwill	£ 20	£ 60